COMMON SHARES AND TREASURY SHARES - Narrative (Details)		12 Months Ended
		Dec. 31, 2024 USD ($) vessel Vote person $ / shares shares	Dec. 31, 2023 USD ($) vessel shares	Dec. 31, 2022 USD ($) vessel shares	Dec. 31, 2021 shares
COMMON SHARES AND TREASURY SHARES
Capital increase	[1]	$ 331,700,000	$ 92,700,000	$ 8,000,000.0
Amount of non cash share issue		$ 319,200,000	$ 86,500,000	$ 0.0
Number of vessels acquired | vessel		19	5	0
Exercise of restricted share units		$ 12,500,000	$ 6,200,000
Maximum portion of aggregate issued and outstanding shares for holding rights as per written notification		0.33
Number of days elapsed from when board of directors received written notice until shares can be redeemed		5 days
Minimum number of board members confirming written notice		0.66
Number of shares in entity held by entity or by its subsidiaries or associates (in shares) | shares		493,371	493,371	493,371	493,400
Nominal value per treasury share (in USD per share) | $ / shares		$ 0.01
Nominal value of treasury shares held		$ 0.0	$ 0.0	$ 0.0
Market value, treasury shares held		$ 9,600,000	14,900,000	$ 14,000,000.0
Cancellation of treasury shares (in shares) | shares		493,371
Common shares
COMMON SHARES AND TREASURY SHARES
Capital increase	[1]	$ 100,000	$ 100,000
A-shares
COMMON SHARES AND TREASURY SHARES
Capital increase (in shares) | shares		11,588,367	3,914,385	1,078,030
Number of votes per share at the general meeting | Vote		1
A-shares | Common shares
COMMON SHARES AND TREASURY SHARES
Capital increase		$ 115,883.67	$ 39,143.9	$ 10,780.3
B-shares
COMMON SHARES AND TREASURY SHARES
Number of votes per share at the general meeting | Vote		1
Number of members of the board of directors that the holder of share has the right to elect | person		1
Number of board observers that the holder of share has the right to elect | person		1
B-shares | Maximum
COMMON SHARES AND TREASURY SHARES
Number of alternates to the board of directions that the holder of share has the right to elect | person		3
C-shares
COMMON SHARES AND TREASURY SHARES
Accumulated number of votes at the general meeting for shareholders | Vote		350,000,000

[1]	³⁾ Please refer to Note 18 for further information on capital increases during the year.